Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets with definite lives	$ 231.1	$ 215.0	$ 233.1
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite lived trademarks	$ 80.8	$ 82.3
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years